Investment Portfolio - July 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 95.7%

Communication Services - 1.3%
Media - 1.3%
Future plc (United Kingdom)	214,976	$10,309,174
Consumer Discretionary - 13.0%
Auto Components - 1.4%
Linamar Corp. (Canada)	128,346	7,594,182
Schaeffler AG (Germany)	429,740	3,742,062
		11,336,244
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza Enterprises Ltd.
(Australia)	93,212	8,019,983
The Indian Hotels Co. Ltd. (India)	3,183,791	6,228,742
		14,248,725
Household Durables - 1.8%
Countryside Properties plc (United Kingdom)*1	1,161,211	8,486,032
Dixon Technologies India Ltd. (India) * 1	94,654	5,477,663
		13,963,695
Internet & Direct Marketing Retail - 0.7%
BHG Group AB (Sweden)*	364,452	5,622,325
Leisure Products - 2.8%
KMC Kuei Meng International, Inc.
(Taiwan)	618,000	5,328,750
MIPS AB (Sweden)[1]	159,666	16,860,879
		22,189,629
Multiline Retail - 1.1%
B&M European Value Retail S.A. (United Kingdom)	719,661	5,529,038
Poya International Co. Ltd. (Taiwan) *	127,000	2,715,526
		8,244,564
Specialty Retail - 2.1%
Musti Group OYJ (Finland)	229,910	9,489,882
Watches of Switzerland Group plc
(United Kingdom)*1.	482,809	6,751,311
		16,241,193
Textiles, Apparel & Luxury Goods - 1.3%
Li Ning Co. Ltd. (China)	979,500	10,344,809
Total Consumer Discretionary		102,191,184
Consumer Staples - 4.2%
Beverages - 3.6%
Royal Unibrew A/S (Denmark)	169,391	22,954,882
Varun Beverages Ltd. (India)	475,237	4,867,021
		27,821,903
Personal Products - 0.6%
L'Occitane International S.A
(Luxembourg)	1,372,500	4,771,439
Total Consumer Staples		32,593,342

	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 11.8%
Banks - 5.3%
Bendigo & Adelaide Bank Ltd. (Australia)	443,882	$3,369,636
Canadian Western Bank (Canada)	345,688	9,423,573
FinecoBank Banca Fineco S.p.A. (Italy) *	451,177	8,078,971
IDFC First Bank Ltd. (India) *	5,768,357	4,037,062
Ringkjoebing Landbobank A/S
(Denmark)	83,960	9,532,693
Sydbank AS (Denmark)	223,398	6,839,257
		41,281,192
Capital Markets - 4.8%
Avanza Bank Holding AB (Sweden)	255,805	8,285,216
Euronext N.V. (Netherlands)[1]	60,692	6,751,756
flatexDEGIRO AG (Germany)*	71,656	8,658,979
Intermediate Capital Group plc (United
Kingdom)	287,765	8,671,947
MLP SE (Germany)	630,409	5,159,977
		37,527,875
Diversified Financial Services - 1.3%
Element Fleet Management Corp.
(Canada)	879,359	10,065,122
Thrifts & Mortgage Finance - 0.4%
Aruhi Corp. (Japan)	276,610	3,499,438
Total Financials		92,373,627
Health Care - 16.0%
Biotechnology - 1.7%
Genus plc (United Kingdom)	54,685	4,190,265
PeptiDream, Inc. (Japan)*	101,200	4,176,700
Vitrolife AB (Sweden)	89,775	5,114,268
		13,481,233
Health Care Equipment & Supplies - 6.0%
Arjo AB - Class B (Sweden)	1,276,608	16,125,837
Asahi Intecc Co. Ltd. (Japan)	217,700	5,899,038
Cellavision AB (Sweden)	65,326	3,440,687
Revenio Group OYJ (Finland)	89,229	7,240,831
Vimian Group AB (Sweden)*	464,611	6,206,759
Xvivo Perfusion AB (Sweden)*	158,578	8,335,643
		47,248,795
Health Care Providers & Services - 0.6%
Hygeia Healthcare Holdings Co. Ltd.
(China)[1]	463,800	4,644,301
Health Care Technology - 0.8%
Pro Medicus Ltd. (Australia)	146,899	6,279,526
Life Sciences Tools & Services - 2.7%
CELLINK AB - Class B (Sweden)*	122,178	7,976,649
Chemometec A/S (Denmark)	50,742	8,123,288
Genovis AB (Sweden)*	841,752	4,693,566
		20,793,503
Pharmaceuticals - 4.2%
ALK-Abello A/S (Denmark)*	31,420	15,490,302

Investment Portfolio - July 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Dechra Pharmaceuticals plc (United Kingdom)	119,810	$8,276,834
Virbac S.A. (France)	22,097	8,924,630
		32,691,766
Total Health Care		125,139,124
Industrials - 29.8%
Aerospace & Defense - 1.9%
CAE, Inc. (Canada) *	343,668	10,486,887
INVISIO AB (Sweden)	204,749	4,243,207
		14,730,094
Airlines - 0.5%
Wizz Air Holdings plc (Switzerland)1 *	54,219	3,726,727
Building Products - 1.1%
Inwido AB (Sweden)	479,164	8,879,826
Commercial Services & Supplies - 0.8%
Clipper Logistics plc (United Kingdom)	518,415	6,081,837
Electrical Equipment - 2.0%
Alfen Beheer B.V. (Netherlands)*1	75,564	7,620,904
Doosan Fuel Cell Co. Ltd. (South Korea)*	80,226	3,429,014
Voltronic Power Technology Corp.
(Taiwan)	95,498	4,653,204
		15,703,122
Machinery - 10.3%
Aalberts N.V. (Netherlands)	146,218	8,913,910
Cargotec OYJ - Class B (Finland)	125,595	6,751,393
Daifuku Co. Ltd. (Japan)	51,200	4,587,994
Interpump Group S.p.A. (Italy)	217,518	13,596,955
Jungheinrich AG (Germany)	134,300	7,388,094
Nabtesco Corp. (Japan)	152,600	5,779,946
SFS Group AG (Switzerland)	44,728	6,670,809
Takeuchi Manufacturing Co. Ltd. (Japan)	249,400	6,218,001
THK Co. Ltd. (Japan)	227,700	6,523,432
Trelleborg AB - Class B (Sweden)	187,294	4,629,837
VAT Group AG (Switzerland)[1]	24,612	9,661,561
		80,721,932
Professional Services - 5.0%
ALS Ltd. (Australia)	1,200,563	11,275,003
IR Japan Holdings Ltd. (Japan)	32,000	3,959,871
Nihon M&A Center, Inc. (Japan)	264,700	7,371,638
Teleperformance (France)	39,714	16,751,241
		39,357,753
Road & Rail - 3.1%
Sixt SE (Germany)*	64,282	8,943,274
TFI International, Inc. (Canada)	137,354	15,375,809
		24,319,083

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 4.6%
Electrocomponents plc (United Kingdom)	866,357	$12,239,651
Howden Joinery Group plc (United Kingdom)	1,059,753	13,206,186
IndiaMart InterMesh Ltd. (India)*1	29,680	2,855,801
Toromont Industries Ltd. (Canada)	87,435	7,388,804
		35,690,442
Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Sureste S.A.B
de C.V.- Class B (Mexico)*	214,399	3,879,296
Total Industrials		233,090,112
Information Technology - 12.2%
Electronic Equipment, Instruments & Components - 2.1%
Halma plc (United Kingdom)	108,558	4,357,624
Oxford Instruments plc (United Kingdom)	198,735	6,663,957
Sinbon Electronics Co. Ltd. (Taiwan)	601,000	5,169,948
		16,191,529
IT Services - 1.1%
Keywords Studios plc (Ireland)*	118,983	4,849,128
NHN KCP Corp. (South Korea)*	77,004	3,531,732
		8,380,860
Semiconductors & Semiconductor Equipment - 6.0%
ASPEED Technology, Inc. (Taiwan)	92,000	7,409,540
eMemory Technology, Inc. (Taiwan)	127,000	5,973,363
Koh Young Technology, Inc. (South Korea)	260,545	5,541,965
Melexis N.V. (Belgium)	84,756	9,446,882
Nordic Semiconductor ASA (Norway)*	260,520	8,530,691
SOITEC (France)*	43,020	10,313,942
		47,216,383
Software - 3.0%
The Descartes Systems Group, Inc.
(Canada)*	80,361	5,828,685
Fortnox AB (Sweden)	78,052	4,187,121
Netcompany Group A/S (Denmark)	109,180	13,487,982
		23,503,788
Total Information Technology		95,292,560
Materials - 6.0%
Chemicals - 3.1%
Corbion N.V. (Netherlands)	114,878	6,288,944
Kaneka Corp. (Japan)	119,900	4,747,707
SK Materials Co. Ltd. (South Korea)	20,331	7,433,986
SKC Co. Ltd. (South Korea)	39,362	5,548,984
		24,019,621
Metals & Mining - 2.9%
APL Apollo Tubes Ltd. (India)*	201,609	4,737,287
Lynas Rare Earths Ltd. (Australia)*	1,458,224	7,881,734

Investment Portfolio - July 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
OZ Minerals Ltd. (Australia)	282,494	$4,789,361
SSAB AB - Class B (Sweden)*	1,101,675	5,631,586
		23,039,968
Total Materials		47,059,589
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Katitas Co. Ltd. (Japan)	149,400	4,456,028

	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
ERG S.p.A. (Italy)	215,025	$6,715,387

TOTAL COMMON STOCKS
(Identified Cost $503,197,693)		749,220,127

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $34,900,335)	34,900,335	34,900,335

TOTAL INVESTMENTS - 100.2%
(Identified Cost $538,098,028)		784,120,462
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,455,229)
NET ASSETS - 100%		$782,665,233

* Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $86,324,917, which represented 11.0% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Sweden - 14.1% and United Kingdom - 12.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$10,309,174	$—	$10,309,174	$—
Consumer Discretionary	102,191,184	7,594,182	94,597,002	—
Consumer Staples	32,593,342	—	32,593,342	—
Financials	92,373,627	19,488,695	72,884,932	—

Investment Portfolio - July 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Health Care	$125,139,124	$—	$125,139,124	$—
Industrials	233,090,112	37,130,796	195,959,316	—
Information Technology	95,292,560	5,828,685	89,463,875	—
Materials	47,059,589	—	47,059,589	—
Real Estate	4,456,028	—	4,456,028	—
Utilities	6,715,387	—	6,715,387	—
Short-Term Investment	34,900,335	34,900,335	—	—
Total assets	$784,120,462	$104,942,693	$679,177,769	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or July 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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